CAPITAL AND FINANCIAL RISK MANAGEMENT - Changes in liabilities arising from financing activities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Changes in liabilities arising from financing activities
Beginning balance	$ 1,685,516
Changes from Financing Cash Flows	(27,573)
Foreign Exchange	(4,846)
Other	43,559
Ending balance	1,696,656
Long-term debt.
Changes in liabilities arising from financing activities
Beginning balance	1,565,241
Changes from Financing Cash Flows	(2,553)
Other	2,535
Ending balance	1,565,223
Lease obligations
Changes in liabilities arising from financing activities
Beginning balance	120,275
Changes from Financing Cash Flows	(25,020)
Foreign Exchange	(4,846)
Other	41,024
Ending balance	$ 131,433